CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES
Weighted average lessee's incremental borrowing rate applied to the lease liabilities			5.75%
Operating lease commitments disclosed as at December 31, 2018				¥ 19,695
Discounted using weighted average incremental borrowing rate of 5.75%			¥ 15,496
Lease liabilities recognized as at January 1, 2019	¥ 60,159	¥ 5,793	19,380
Right-of-use assets	0	32,619	17,266	¥ 32,619
Lease liability	(13,431)	(5,793)	(19,380)
Retained earnings	¥ 96,758	¥ 272,496	¥ 2,114